UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE



Report for the Calendar Year or Quarter Ended: December 31, 2005


Check here if Amendment [  ]; Amendment Number:


This amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Gryphon International Investment Corp
Address:   20 Bay Street, Suite 1905
           Toronto, Ontario, CANADA M5J 2N8

13 File Number:


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:      Alexander H.M. Becks
Title:     Chairman and Chief Financial Officer
Phone:     416.364.2299
Signature, Place and Date of Signing   /s/ Alexander H.M. Becks   Toronto, Ontario, Canada     February 14, 2006
                                              [Signature]             [City, State]                  [Date]


Report Type (Check only one.):


[ X ]     13F HOLDINGS REPORT.
[   ]     13F NOTICE.
[   ]     13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE



Report Summary:


Number of Other Included Managers:       0


Form 13F Information Table Entry Total:  50 Data Records


Form 13F Information Table Value Total:  $215,899

FORM 13F INFORMATION TABLE

                                                                                                              VOTING AUTHORITY
NAME OF ISSUER                       TITLE OF  CUSIP       VALUE     SHARES/   SH/  PUT/  INVSTMT    OTHER  SOLE      SHARED   NONE
                                     CLASS                 x($1000)  PRN AMT   PRN  CALL  DISCRETN   MGRS
Aflac Inc                            Common    001055102   9,827     211,700   SH         SOLE       NONE   211,700   0        0
Aflac Inc                            Common    001055102   1,865     40,185    SH         DEFINED           0         40,185   0
Allstate Corp                        Common    020002101   211       3,900     SH         SOLE       NONE   3,900     0        0
Allstate Corp                        Common    020002101   205       3,800     SH         DEFINED           0         3,800    0
American Express                     Common    025816109   8,324     161,750   SH         SOLE       NONE   161,750   0        0
American Express                     Common    025816109   1,606     31,205    SH         DEFINED           0         31,205   0
American Standard Companies          Common    029712106   9,637     241,215   SH         SOLE       NONE   241,215   0        0
American Standard Companies          Common    029712106   2,133     53,402    SH         DEFINED           0         53,402   0
Ameriprise Financial Inc             Common    03076C106   1,258     30,690    SH         SOLE       NONE   30,690    0        0
Ameriprise Financial Inc             Common    03076C106   225       5,483     SH         DEFINED           0         5,483    0
Apache Corp Com                      Common    037411105   212       3,100     SH         DEFINED                     3,100    0
Biomet Inc                           Common    090613100   8,235     225,175   SH         SOLE       NONE   225,175   0        0
Biomet Inc                           Common    090613100   1,522     41,615    SH         DEFINED           0         41,615   0
BJ Services                          Common    055482103   8,990     245,170   SH         SOLE       NONE   245,170   0        0
BJ Services                          Common    055482103   2,064     56,295    SH         DEFINED           0         56,295   0
Bunge Limited                        Common    G16962105   11,705    206,774   SH         SOLE       NONE   206,774   0        0
Bunge Limited                        Common    G16962105   2,446     43,200    SH         DEFINED           0         43,200   0
Clarcor Inc                          Common    179895107   9,796     329,728   SH         SOLE       NONE    329,728  0        0
Clarcor Inc                          Common    179895107   1,631     54,900    SH         DEFINED           0         54,900   0
Dean Foods Co                        Common    242370104   10,699    284,084   SH         SOLE       NONE   284,084   0        0
Dean Foods Co                        Common    242370104   2,154     57,194    SH         DEFINED           0         57,194   0
Ecolab Inc                           Common    278865100   15        420       SH         DEFINED                     420      0
Fedex Corporation                    Common    31428X106   11,054    106,920   SH         SOLE       NONE   106,920   0        0
Fedex Corporation                    Common    31428X106   2,249     21,757    SH         DEFINED           0         21,757   0
Fiserv Inc                           Common    337738108   8,933     206,450   SH         SOLE       NONE   206,450   0        0
Fiserv Inc                           Common    337738108   1,634     37,755    SH         DEFINED           0         37,755   0
Fisher Scientific Intl Inc           Common    338032204   9,034     146,045   SH         SOLE       NONE   146,045   0        0
Fisher Scientific Intl Inc           Common    338032204   1,593     25,755    SH         DEFINED           0         25,755   0
General Mills Inc                    Common    370334104   3,317     67,250    SH         SOLE       NONE   67,250    0        0
General Mills Inc                    Common    370334104   1,332     27,005    SH         DEFINED           0         27,005   0
Health Management Associates Inc A   Common    421933102   7,384     336,225   SH         SOLE       NONE   336,225   0        0
Health Management Associates Inc A   Common    421933102   1,453     66,175    SH         DEFINED           0         66,175   0
Hillenbrand Industries               Common    431573104   12        252       SH         DEFINED                     252      0
Home Depot                           Common    437076102   7,854     194,012   SH         SOLE       NONE   194,012   0        0
Home Depot                           Common    437076102   1,711     42,271    SH         DEFINED           0         42,271   0
International Business Machs         Common    459200101   7         84        SH         DEFINED                     84       0
Intel Corp                           Common    458140100   6,805     272,620   SH         SOLE       NONE   272,620   0        0
Intel Corp                           Common    458140100   1,594     63,864    SH         DEFINED           0         63,864   0
J.M. Smucker Co                      Common    832696405   8,021     182,291   SH         SOLE       NONE   182,291   0        0
J.M. Smucker Co                      Common    832696405   1,621     36,850    SH         DEFINED           0         36,850   0
Praxair Inc.                         Common    74005P104   10,802    203,958   SH         SOLE       NONE   203,958   0        0
Praxair Inc.                         Common    74005P104   2,321     43,827    SH         DEFINED           0         43,827   0
Sysco Corp                           Common    871829107   8,987     289,430   SH         SOLE       NONE   289,430   0        0
Sysco Corp                           Common    871829107   1,668     53,720    SH         DEFINED           0         53,720   0
TJX Companies                        Common    872540109   7,807     336,085   SH         SOLE       NONE   336,085   0        0
TJX Companies                        Common    872540109   1,571     67,610    SH         DEFINED           0         67,610   0
Treehouse Foods Inc                  Common    89469A104   2         100       SH         DEFINED                     100      0
Wal-Mart Stores                      Common    931142103   6         126       SH         DEFINED                     126      0
Yum! Brands Inc.                     Common    988498101   10,253    218,717   SH         SOLE       NONE   218,717   0        0
Yum! Brands Inc.                     Common    988498101   2,114     45,093    SH         DEFINED           0         45,093   0
S REPORT SUMMARY                     50 DATA                                        0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED
                                     RECORDS